Great Lakes Large Cap Value Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.9%
Communication Services - 10.4%
Alphabet, Inc. - Class A *	175	$381,371
Alphabet, Inc. - Class C *	155	339,055
Comcast Corp. - Class A	33,474	1,313,520
Meta Platforms, Inc. - Class A *	5,909	952,826
Walt Disney Co. *	9,571	903,502
		3,890,274
Consumer Discretionary - 8.7%
Booking Holdings, Inc. *	237	414,511
BorgWarner, Inc.	37,718	1,258,650
Dollar General Corp.	1,743	427,802
Expedia Group, Inc. *	3,363	318,913
Hasbro, Inc.	10,207	835,749
		3,255,625
Consumer Staples - 4.7%
Anheuser-Busch InBev SA/NV - ADR	14,405	777,150
JM Smucker Co.	2,900	371,229
Philip Morris International, Inc.	6,057	598,068
		1,746,447
Energy - 6.8%
Chevron Corp.	5,150	745,617
Schlumberger Ltd.	15,069	538,868
Shell plc	24,367	1,274,150
		2,558,635
Financials - 23.7%
American Express Co.	5,953	825,205
Bank of America Corp.	30,285	942,772
Berkshire Hathaway, Inc. - Class B *	4,479	1,222,857
Chubb Ltd.	6,014	1,182,232
Citigroup, Inc.	29,847	1,372,663
PNC Financial Services Group, Inc.	4,793	756,192
Prudential Financial, Inc.	7,214	690,235
RenaissanceRe Holdings, Ltd.	9,735	1,522,262
State Street Corp.	5,837	359,851
		8,874,269
Health Care - 17.5%
AbbVie, Inc.	6,226	953,574
Boston Scientific Corp. *	24,064	896,865
CVS Health Corp.	12,221	1,132,398
McKesson Corp.	3,283	1,070,948
Merck & Co., Inc.	17,379	1,584,443
UnitedHealth Group, Inc.	1,792	920,425
		6,558,653
Industrials - 9.6%
Canadian National Railway Co.	4,974	559,426
Cummins, Inc.	5,494	1,063,254
Emerson Electric Co.	4,262	338,999
General Electric Co.	12,960	825,163
Lockheed Martin Corp.	1,823	783,817
		3,570,659
Information Technology - 7.9%
Cisco Systems, Inc.	10,191	434,544
DXC Technology Co. *	27,583	836,041
Intel Corp.	16,821	629,274
SS&C Technologies Holdings, Inc.	18,032	1,047,118
		2,946,977
Materials - 5.2%
Avery Dennison Corp.	5,062	819,386
DuPont de Nemours, Inc.	9,301	516,949
International Flavors & Fragrances, Inc.	5,031	599,293
		1,935,628
Utilities - 4.4%
Ameren Corp.	4,443	401,470
Public Service Enterprise Group, Inc.	19,450	1,230,796
		1,632,266
Total Common Stocks
(Cost $35,409,526)		36,969,433

MONEY MARKET FUND - 0.3%
First American Government Obligations Fund - Class Z, 1.25% ^
(Cost $120,221)	120,221	120,221

Total Investments - 99.2%
(Cost $35,529,747)		37,089,654
Other Assets and Liabilities, Net - 0.8%		316,822
Total Net Assets - 100.0%		$37,406,476

*	Non-income producing security
ADR -	American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of June 30, 2022.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$36,969,433	$-	$-	$36,969,433
Money Market Fund	120,221	-	-	120,221
Total Investments	$37,089,654	$-	$-	$37,089,654

Refer to the Schedule of Investments for further information on the classification of investments.